Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.
ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	2,532,823	2,316,537	326,277
Allowance for credit losses	(130,148)	(147,495)	(20,774)
Accounts receivable, net	2,402,675	2,169,042	305,503

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	360,299	240,326	130,148	18,331
(Reversal) /Provisions	(62,267)	(41,943)	40,328	5,680
Write-offs	(57,706)	(68,235)	(22,981)	(3,237)
Balance at the end of the year	240,326	130,148	147,495	20,774